Cover	Jan. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2022
Entity File Number	000-54838
Entity Registrant Name	Carriage House Event Center, Inc.
Entity Central Index Key	0001798458
Entity Tax Identification Number	27-2950800
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	558 Castle Pines Parkway
Entity Address, Address Line Two	B-4 Suite 140
Entity Address, City or Town	Castle Pines
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80108
City Area Code	303
Local Phone Number	730-7939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false